Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Restricted Stock-Based Award Activity Granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Restricted Stock-Based Award Activity Granted [Line Items]
Balance	55,770
Granted		74,598
Forfeited	(12,802)	(18,827)
Balance	42,968	55,770
Weighted Average Grant Date Fair Value [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Restricted Stock-Based Award Activity Granted [Line Items]
Balance	$ 135
Granted		134.25
Forfeited	137.25	132
Balance	$ 134.26	$ 135